Note D - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2019	2018
Land	$2,633	$2,744
Buildings	20,890	16,154
Leasehold improvements	1,267	1,267
Furniture and equipment	6,847	6,039
	31,637	26,204
Less accumulated depreciation	12,420	11,349
Total premises and equipment	$19,217	$14,855

Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
	2019	2018
Land	$153	$	----
Buildings	563		----
	716		----
Less accumulated depreciation	63		----
Total premises and equipment held for sale	$653	$	----